Condensed Statement of Operations (Parenthetical)	6 Months Ended
Jun. 30, 2021 shares
Common Class B [Member] | Founder Shares [Member]
Ordinary shares, shares outstanding	5,072,246
Stock issued during period shares share based compensation forfeited	760,837
Ordinary shares, shares issued	5,072,246